CONVERTIBLE NOTE AGREEMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Note Agreement
Schedule of convertible note agreement

	JUNE 30,	DECEMBER 31,
	2026	2025
	(Unaudited)

Convertible Note, dated April 25, 2023, matured in June 2024 and currently in default (1)	$83,894	$83,894
Convertible Note, dated September 30, 2025, unpaid principal and interest of $34,500, matured on June 30, 2026 and currently in default (2)	30,000	30,000
Convertible Note, dated October 1, 2025, unpaid principal and interest of $133,125, matured on December 31, 2025 and converted into 1,331,250 shares of common stock (2)	-	112,500
Convertible Note, dated November 6, 2025, unpaid principal and interest due of $138,000 at maturity on September 30, 2026 (2)	120,000	120,000
Convertible Note, dated December 17, 2025, fixed installments commencing June 15, 2026, matures on September 15, 2026 (3)	54,458	125,190
Convertible Note, dated January 12, 2026, fixed installments commencing June 15, 2026, matures on January 12, 2027 (4)	120,750
Convertible Note, dated June 18, 2026, fixed installments commencing December 15, 2026, matures on April 15, 2027 (3)	125,190	-

Total Convertible Note	$534,292	$471,584
Deduct: Unamortized Original Issue Discount (1)(2)(3)(4)	(51,158)	(60,750)
Convertible Note principal balance payable	$483,134	$410,834
Add: Convertible Note interest payable (1)(2)(3)(4)	145,316	135,176
Total Convertible Note payable	$628,450	$546,010

Fully Amortized Convertible Notes Payable Due at Maturity	$679,609	$606,760

(1)	LGH Investments LLC. On April 25, 2023, the Company entered into a convertible debt agreement with a 10% original issue discount (OID) on a face value of $220,000; and an additional interest charge of $22,000 at the time of issuance. The fair value of common stock issued as an inducement was $62,500 and recognized as an additional OID. The convertible dent agreement included a detachable warrant to purchase up to 200,000 shares of common stock at an exercise price of $5.00 per warrant, and a common stock conversion feature with a conversion rate of $1.50 per dollar of principal outstanding which was later decreased on January 29, 2024 to $0.50, as part of a debt modification to cure a default which occurred due to nonpayment. As of June 30, 2026, the fully amortized convertible debt payoff total was $159,671. This convertible debt is convertible into shares of common stock at the option of the noteholder. The potential common stock issuable upon conversion was approximately 319,342 common shares at June 30, 2026.

(2)	ClearThink Capital Partners LLC. The Company entered into three separate convertible debt agreements with the following terms and conditions:

•	On September 30, 2025, the Company entered into a convertible debt agreement with a face value of $30,000 (including a 20% OID) and additional interest of 15%, all of which is payable upon maturity on June 30, 2026. This loan was not repaid at maturity and in default. As of June 30, 2026, total unpaid principal and interest due was $34,500. The potential common stock issuable upon conversion was approximately 183,926 common shares at June 30, 2026 (computed as total face value plus accrued interest due, all divided by lesser or $0.20 or 75% of the lowest traded price within a five day trading period prior to June 30, 2026).

•	On October 1, 2025, the Company entered into a convertible debt agreement with a face value of $206,250 (including a 50% OID) and additional interest of 10%, all of which is payable upon maturity on December 31, 2025. During the six month period ended June 30, 2026, on January 15, 2026, the Company converted the remaining outstanding debt balance of $133,125 into 1,331,250 shares of common stock at a conversion price of $0.10. This loan is now paid in full.

•	On November 6, 2025, the Company entered into a convertible debt agreement with a face value of $120,000 (including a 20% OID) and additional guaranteed interest of 18,000, all of which is payable upon maturity on September 30, 2026. As of June 30, 2026, the Company had $12,467 of unamortized OID and accrued interest payable of $18,000. As of June 30, 2026, total unpaid principal and interest due was $138,000. The potential common stock issuable upon conversion was approximately 735,706 common shares at June 30, 2026 (computed as total face value plus accrued interest due, all divided by lesser or $0.20 or 75% of the lowest traded price five days prior to June 30, 2026).

(3)	Vanquish Funding Group, Inc. The Company entered into three separate convertible debt agreements with the following terms and conditions:

•	On December 17, 2025, the Company entered into a convertible debt agreement with a 20% original OID for total face value of $125,190; and an additional interest charge of $16,275 at the time of issuance. During the three and six months ended June 30, 2026, the Company paid the first installment of $70,732 on June 15, 2026. Subsequent to June 30, 2026 the Company paid two additional installments of $23,577 each. The Company has one final installment of $23,577 due on September 15, 2026. The convertible note shall be eligible for a prepayment discount as follows: a 2% discount if repaid within 121 days of issuance; a 3% discount if repaid within 91 days of issuance; a 4% discount if repaid within 61 days of issuance; and a 5% discount if repaid within 60 days of issuance. This convertible debt instrument may be converted at the option of the noteholder in the event of a default at 65% of the market price (defined as the lowest trading price the prior 10 trading days) prior to conversion notice. A default trigger event may be one or more of the following: i) failure to repay principal and interest according to the terms of agreement, ii) restatement of financial statements within 180 days after issuance, iii) replacement of transfer agent without notice, iv) cross default of other debt agreements, v) failure to maintain the required authorized share reserves under the agreement which was approximately 1,740,424 common shares (which is 4 times the amount the debt could be converted into as of June 30, 2026), or vi) failure to execute the conversion notice which is also subject to a daily cash penalty of $2,000 per day. The potential common stock issuable in the event of default conversion was approximately 435,106 common shares at June 30, 2026 (computed as total face value plus accrued interest due, all divided 65% of the lowest traded price within a ten day trading period prior to June 30, 2026). As of June 30, 2026, the Company had $8,397 of unamortized OID and accrued interest payable of $16,275. As of June 30, 2026, the fully amortized convertible debt payoff total was $70,732.

•	On June 18, 2026, The Company entered into a convertible debt agreement with a 15% original OID for total face value of $125,190; and an additional interest charge of $16,275 at the time of issuance. The note requires a large payment of $70,732 on December 15, 2026, followed by four fixed installments of $17,683 payable on January 15, 2027, February 15, 2027, March 15, 2027 and April 15, 2027. The convertible note shall be eligible for a prepayment discount as follows: a 2% discount if repaid within 121 days of issuance; a 3% discount if repaid within 91 days of issuance; a 4% discount if repaid within 61 days of issuance; and a 5% discount if repaid within 60 days of issuance. This convertible debt instrument may be converted at the option of the noteholder in the event of a default at 65% of the market price (defined as the lowest trading price the prior 10 trading days) prior to conversion notice. A default trigger event may be one or more of the following: i) failure to repay principal and interest according to the terms of agreement, ii) restatement of financial statements within 180 days after issuance, iii) replacement of transfer agent without notice, iv) cross default of other debt agreements, v) failure to maintain the required authorized share reserves under the agreement which was approximately 3,480,816 common shares (which is 4 times the amount the debt could be converted into as of June 30, 2026), or vi) failure to execute the conversion notice which is also subject to a daily cash penalty of $ 2,000 per day. The potential common stock issuable in the event of default conversion was approximately 870,204 common shares at June 30, 2026 (computed as total face value plus accrued interest due, all divided 65% of the lowest traded price within a ten day trading period prior to June 30, 2026). As of June 30, 2026, the Company had $18,190 of unamortized OID and accrued interest payable of $16,275. As of June 30, 2026, the fully amortized convertible debt payoff total was $141,465.

(4)	Labrys Fund II, L.P. On January 12, 2026, the Company entered into a convertible debt agreement with a 17% original OID for total face value of $120,750; and an additional interest charge of $14,490 at the time of issuance. The note matures on January 12, 2027. The note requires seven fixed installments of $19,320 starting on July 12, 2026. The convertible note shall be eligible for a prepayment discount as follows: a 1% discount if repaid within 180 days of issuance; a 2% discount if repaid within 120 days of issuance; and a 3% discount if repaid within 60 days of issuance. This convertible debt instrument may be converted at the option of the noteholder in the event of a default at 65% of the market price (defined as the lowest trading price the prior 20 trading days) prior to conversion notice. A default trigger event may be one or more of the following: i) failure to repay principal and interest according to the terms of agreement, ii) failure to comply with the 1934 Act, iii) delisting, suspension or quotation of trading of common stock, iv) replacement of transfer agent without notice, v) cross default of other debt agreements, vi) failure to maintain the required authorized share reserves under the agreement which was approximately 6,000,000 common shares (which is the minimum share reserve as of June 30, 2026). The potential common stock issuable in the event of default conversion was approximately 831,913 common shares at June 30, 2026 (computed as total face value plus accrued interest due, all divided by 65% of the lowest traded price within a twenty day trading period prior to June 30, 2026). As of June 30, 2026,the Company had $12,104 of unamortized OID and accrued interest payable of $14,490. As of June 30, 2026, the fully amortized convertible debt payoff total was $135,240.

	DECEMBER 31,
	2025	2024
	(As Restated)
Convertible Note, dated April 25, 2023, fixed installments of $26,889, matured in June 2024 and currently in default (1)	$83,894	$133,894
Convertible Note, dated September 30, 2025, lumpsum repayment at maturity on June 30, 2026 (2)	30,000	-
Convertible Note, dated October 1, 2025, lumpsum repayment at matured on December 31, 2025 (2)	112,500	-
Convertible Note, dated November 6, 2025, lumpsum repayment at maturity on September 30, 2026 (2)	120,000	-
Convertible Note, dated December 17, 2025, fixed installments commencing June 15, 2026, matures on September 15, 2026 (3)	125,190	-

Total Convertible Note	$471,584	$133,894
Deduct: Unamortized Original Issue Discount (1)(2)(3)	(60,750)	-
Convertible Note principal balance payable	$410,834	$133,894
Add: Convertible Note interest payable (1)(2)(3)	135,176	75,777
Total Convertible Note payable	$546,010	$209,671

(1)	LGH Investments LLC. On April 25, 2023, the Company entered into a convertible debt agreement with a 10% original issue discount (OID) on a face value of $220,000; and an additional interest charge of $22,000 at the time of issuance. The fair value of common stock issued as an inducement was $62,500 and recognized as an additional OID. The convertible dent agreement included a detachable warrant to purchase up to 200,000 shares of common stock at an exercise price of $5.00 per warrant, and a common stock conversion feature with a conversion rate of $1.50 per dollar of principal outstanding which was later decreased on January 29, 2024 to $0.50, as part of a debt modification to cure a default which occurred due to nonpayment. The conversion ratio modification did not substantively change the cash flows associated with the original Convertible Note; however, the modification resulted in a substantive change in the conversion feature. This modification of the conversion feature was accounted for as a debt extinguishment and a loss on extinguishment of $11,408 was recognized during the year ended December 31, 2024. During the year ended December 31, 2024, the Company recorded default penalty interest of $53,778 as a result of not paying in accordance with the terms and conditions of convertible debt agreement. On February 3, 2024, the noteholder converted $50,000 in outstanding principal into 100,000 shares of common stock. On October 28, 2025, the noteholder converted an additional $50,000 in outstanding principal into 100,000 shares of common stock. As of December 31, 2025, the fully amortized convertible debt payoff total was $159,671. This convertible debt is convertible into shares of common stock at the option of the noteholder. The potential common stock issuable upon conversation was approximately 319,342 common shares at December 31, 2025.

(2)	ClearThink Capital Partners LLC. The Company entered into three separate convertible debt agreements with the following terms and conditions:

•	On September 30, 2025, the Company entered into a convertible debt agreement with a face value of $30,000 (including a 20% OID) and additional interest of 15%, all of which is payable upon maturity on June 30, 2026. During the year ended December 31, 2025, the Company recognized $5,000 as an OID, amortized $1,667 in OID and recognized additional interest expense of $4,500. As of December 31, 2025, the Company had $3,333 of unamortized OID and accrued interest payable of $4,500. As of March 31, 2026, the fully amortized convertible debt payoff total was $34,500. This convertible debt is convertible into shares of common stock at the option of the noteholder. The potential common stock issuable upon conversation was approximately 700,152 common shares at December 31, 2025 (computed as total face value plus accrued interest due, all divided by lesser or $0.20 or 75% of the lowest traded price within a 5-day trading period prior to December 31, 2025).

•	On October 1, 2025, the Company entered into a convertible debt agreement with a face value of $206,250 (including a 50% OID) and additional interest of 10%, all of which is payable upon maturity on December 31, 2025. During the year ended December 31, 2025, the Company recognized $68,750 as an OID, amortized $68,750 in OID and recognized additional interest expense of $20,625. As of December 31, 2025, the Company had no remaining unamortized OID and accrued interest payable of $20,625. On October 20, 2025, the Company converted $93,750 in outstanding principal into 627,510 shares of common stock at a conversion price of $0.15. As of December 31, 2025, the fully amortized convertible debt payoff total was $133,125. The potential common stock issuable upon conversation was approximately 2,251,395 common shares at December 31, 2025 (computed as total face value plus accrued interest due, all divided by lesser or $0.50 or 90% of the lowest closing price five days prior to December 31, 2025). Subsequent to December 31, 2025, the Company converted the remaining outstanding debt balance of $133,125 into 1,331,250 shares of common stock at a conversion price of $0.10.

•	On November 6, 2025, the Company entered into a convertible debt agreement with a face value of $120,000 (including a 20% OID) and additional guaranteed interest of 18,000, all of which is payable upon maturity on September 30, 2026. The Company issued 50,000 shares of restricted stock with a fair value of $15,520 as an additional inducement. During the year ended December 31, 2025, the Company recorded $32,520 as an OID and amortized $3,293 in OID. As of December 31, 2025, the Company had $32,227 of unamortized OID. As of December 31, 2025, the fully amortized convertible debt payoff total was $138,000. The potential common stock issuable upon conversation was approximately 2,800,609 common shares at December 31, 2025 (computed as total face value plus accrued interest due, all divided by lesser or $0.20 or 75% of the lowest traded price within a 5-day trading period to December 31, 2025).

(3)	Vanquish Funding Group, Inc. On December 17, 2025, the Company entered into a convertible debt agreement with a 20% original OID for total face value of $125,190; and an additional interest charge of $16,275 at the time of issuance. The note requires a large payment of $70,732 on June 15, 2026, followed by three fixed installments of $23,577 payable on July 15, 2026, August 15, 2016, and September 15, 2026. The convertible note shall be eligible for a prepayment discount as follows: a 2% discount if repaid within 121 days of issuance; a 3% discount if repaid within 91 days of issuance; a 4% discount if repaid within 61 days of issuance; and a 5% discount if repaid within 60 days of issuance. This convertible debt instrument may be converted at the option of the noteholder in the event of a default at 65% of the market price (defined as the lowest trading price the prior 10 trading days) prior to conversion notice. A default trigger event may be one or more of the following: i) failure to repay principal and interest according to the terms of agreement, ii) restatement of financial statements within 180 days after issuance, iii) replacement of transfer agent without notice, iv) cross default of other debt agreements, v) failure to maintain the required authorized share reserves under the agreement which was approximately 13,250,439 common shares (which is 4 times the amount the debt could be converted into as of December 31, 2025), or vi) failure to execute the conversion notice which is also subject to a daily cash penalty of $2,000 per day. The potential common stock issuable upon conversation was approximately 3,312,610 common shares at December 31, 2025 (computed as total face value plus accrued interest due, all divided by 65% of the lowest traded price within a 10-day trading period prior to December 31, 2025).